Deutsche Investment Management Americas Inc.
      One Beacon Street
Boston, MA 02108

      August 1, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of DWS Enhanced Commodity Strategy Fund (to be renamed Deutsche Enhanced Commodity Strategy Fund, effective August 11, 2014) and DWS Health and Wellness Fund (to be renamed Deutsche Health and Wellness Fund, effective August 11, 2014)  (the “Funds”), each a series of DWS Securities Trust (to be renamed Deutsche Securities Trust, effective August 11, 2014) (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 138 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2014.  No fees are required in connection with this filing.

With regard to DWS Health and Wellness Fund, the Amendment contains disclosure reflecting changes to the Fund’s name, investment strategy and 80% test.

Other than the sections relating to the foregoing, the disclosure contained in the Amendment represents standard disclosure that has been previously reviewed by the Staff of the Commission. The Amendment also reflects the name change of the Funds as a result of the rebranding of the “DWS Funds” to the “Deutsche Funds” effective August 11, 2014.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on September 27, 2013 in Post-Effective Amendment No. 127 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

  /s/Caroline Pearson

  Caroline Pearson
Managing Director
  Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Ropes & Gray LLP